Hays US Opportunity Fund
HAYS US OPPORTUNITY FUND
INVESTMENT OBJECTIVE
The investment objective of the Hays US Opportunity Fund (the “US Opportunity Fund”) is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE US OPPORTUNITY FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the US Opportunity Fund. For purchases of Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Funds. More information about these and other discounts is available from your financial intermediary and in “Purchasing Shares” on page 19 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hays US Opportunity Fund	Class A Shares		Class I Shares	Class C Shares		Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases	5.75%		none	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[1]	none	1.00%	[2]	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of purchase)	1.00%		1.00%	1.00%		1.00%
[1]	In the case of investments at or above the $1,000,000 breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 18 months of purchase.
[2]	A 1.00% contingent deferred sales charge ("CDSC") will be assessed on shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hays US Opportunity Fund		Class A Shares	Class I Shares	Class C Shares	Class N Shares
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%	0.25%
Other Expenses	[1]	0.82%	0.82%	0.82%	0.82%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.93%	1.68%	2.68%	1.93%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(0.27%)	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1],[2]	1.66%	1.41%	2.41%	1.66%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	Hays Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the US Opportunity Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the US Opportunity Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.40%. Subject to approval by the US Opportunity Fund's Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the US Opportunity Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the US Opportunity Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2017, without the Board of Trustees' approval.

Example:
This Example is intended to help you compare the cost of investing in the US Opportunity Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the US Opportunity Fund for the time periods indicated, your investment has a 5% return each year, the US Opportunity Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares:
Expense Example - Hays US Opportunity Fund - USD ($)	1 Year	3 Years
Class A Shares	734	1,122
Class I Shares	144	503
Class C Shares	244	807
Class N Shares	169	580

If you hold your shares:
Expense Example, No Redemption - Hays US Opportunity Fund - USD ($)	1 Year	3 Years
Class A Shares	734	1,122
Class I Shares	144	503
Class C Shares	244	807
Class N Shares	169	580

Portfolio Turnover:

The US Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when US Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the US Opportunity Fund’s performance. The US Opportunity Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the US Opportunity Fund invests primarily in, and allocates its investments primarily between, US Fund Investments (defined below) that Hays Capital Management, LLC (the “Adviser”) believes have the potential to either reduce portfolio volatility or provide for capital appreciation and Cash and Treasury Positions (defined below). Under normal investment circumstances, the US Opportunity Fund will invest at least 80% of its assets in securities issued by U.S. companies (i.e., companies that are listed on United States stock exchanges) or the U.S. government and ETFs that indicate that they invest at least 80% of their assets in securities issued by U.S. companies or the U.S. government.

• “US Fund Investments” include direct investments in equity securities of companies of any size, in any sector and investments in exchange traded funds (ETFs) or other investment companies that invest in equity securities of companies of any size, in any sector.

• “Cash and Treasury Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions and other long term obligations of the U.S. Treasury.

To allocate the US Opportunity Fund’s assets between US Fund Investments and Cash and Treasury Positions, the Adviser uses two proprietary strategies designed to calculate risk and opportunity in the U.S. equity markets: the Adviser’s Asset Allocation Model and Market Trend Analyzer.

•Asset Allocation Model. The Adviser uses its Asset Allocation Model to examine market indicators in three major categories: investor psychology, monetary conditions and market valuations. The Adviser has developed a method of scoring and ranking the identified indicators within those three categories according to their historical utility and historical correlation to market performance. Once the indicators have been scored and ranked, the Model assists the Adviser to measure the approximate level of risk in the market by comparing the current scores and rankings to the historical scores and rankings of these indicators across different market conditions.

•Market Trend Analyzer. The Adviser uses its Market Trend Analyzer to identify risk and increase the allocation to Cash and Treasury Positions when market price trends have turned negative.

In general, the US Opportunity Fund will purchase or increase its exposure to US Fund Investments when the Adviser’s Asset Allocation Model and Market Trend Analyzer indicate that the market is at low risk of losing value or presents opportunities for growth and appreciation. The US Opportunity Fund will generally sell or reduce investment exposure to US Fund Investments in favor of Cash and Treasury Positions when the Adviser’s Asset Allocation Model and Market Trend Analyzer indicate that the market has become or is becoming risky. The US Opportunity Fund expects that, under normal market conditions, it will be approximately 50% or more invested in US Fund Investments or similar securities.

After the Adviser determines allocations between Cash and Treasury Positions and US Fund Investments, the Adviser uses a proprietary “Relative Valuation” process to select US Fund Investments from a universe that includes all equity securities listed on U.S. exchanges, but excludes any security: (a) the issuer of which is a financial firm, utility company or domiciled in China; (b) the issuer of which has a market capitalization of less than $250 million or (c) that is traded exclusively over-the-counter (“OTC”).

The Relative Valuation process compares the values of the equity securities within the defined universe in terms of two key data points: return on capital and earnings yield. The Adviser ranks equity securities within the defined universe according to those two qualities, averages the two rankings with equal weighting, and seeks to make investments in the top 10% of companies according to that averaged ranking, subject to consideration of industry concentration risk (in which case the Adviser may select companies that fall outside of the top 10% to provide for greater diversification). The Adviser will generally sell investments when they are no longer in the top 10% of this ranking system; provided, however, that the Adviser may determine to maintain an investment in a company that falls outside the top 10% if the Adviser believes that the company has long-term potential or the Adviser otherwise determines that the investment should be maintained.

PRINCIPAL RISKS

An investment in the US Opportunity Fund is subject to investment risks; therefore, you may lose money by investing in the US Opportunity Fund. There can be no assurance that the US Opportunity Fund will be successful in meeting its investment objective. The US Opportunity Fund is best suited for long-term investors. Generally, the US Opportunity Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the US Opportunity Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the US Opportunity Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the US Opportunity Fund changes daily based on the performance of the securities in which it invests. The ability of the US Opportunity Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation models to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the US Opportunity Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the US Opportunity Fund’s share price may be adversely affected.

Company Risk: Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

Small and Medium Capitalization Companies Risk: The US Opportunity Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the US Opportunity Fund invests more heavily in a particular sector or focuses its US Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the US Opportunity Fund may invest in more heavily will vary.

Risks Related to Other Equity Securities: In addition to common stocks, the equity securities in the US Opportunity Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

ETF and Other Investment Company Risk: The US Opportunity Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the US Opportunity Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the US Opportunity Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the US Opportunity Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the US Opportunity Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the US Opportunity Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the US Opportunity Fund; and (ii) the ETF and the US Opportunity Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the US Opportunity Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Expenses. To the extent the US Opportunity Fund invests in shares of ETFs or other investment companies, your cost of investing in the US Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the US Opportunity Fund invests in addition to the US Opportunity Fund’s direct fees and expenses. Furthermore, investments in ETFs or other investment companies could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the US Opportunity Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the US Opportunity Fund’s NAV is reduced for undervalued ETFs it holds, and that the US Opportunity Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based ETFs may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede an ETFs’ ability to track its applicable indices or match its performance.

• Sampling Risk. Index-based ETFs may utilize a representative sampling approach to track their respective underlying indices. Index-based ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an ETF could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the US Opportunity Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional US Opportunity Fund expenses. High rates of portfolio turnover may lower the performance of the US Opportunity Fund due to these increased costs and may also result in the realization of short-term capital gains. If the US Opportunity Fund realizes capital gains when US Fund Investments are sold, the US Opportunity Fund must generally distribute those gains to shareholders, increasing the US Opportunity Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The US Opportunity Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

New Fund Risk: The US Opportunity Fund was formed in 2015, and investors in the US Opportunity Fund bear the risk that the US Opportunity Fund may not be successful in implementing its investment strategy.

New Portfolio Manager Risk: Although the Adviser’s Executive Vice President, Mr. Keith Hays, and the Adviser’s Director of Research, Mark Dodson, have managed and continue to manage separately-managed accounts, they do not have previous experience managing a registered investment company prior to serving as the investment adviser of the Funds, which may limit their effectiveness.

PERFORMANCE INFORMATION

The US Opportunity Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the US Opportunity Fund will be provided once it has annual returns for a full calendar year. Please remember that the US Opportunity Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Hays Tactical Multi-Asset Fund
HAYS TACTICAL MULTI-ASSET FUND
INVESTMENT OBJECTIVE
The investment objective of the Hays Tactical Multi-Asset Fund (the “Multi-Asset Fund”) is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Multi-Asset Fund. For purchases of Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Funds. More information about these and other discounts is available from your financial intermediary and in “Purchasing Shares” on page 19 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hays Tactical Multi-Asset Fund	Class A Shares		Class I Shares	Class C Shares		Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases	5.75%		none	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[1]	none	1.00%	[2]	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of purchase)	1.00%		1.00%	1.00%		1.00%
[1]	In the case of investments at or above the $1,000,000 breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 18 months of purchase.
[2]	A 1.00% contingent deferred sales charge ("CDSC") will be assessed on shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hays Tactical Multi-Asset Fund		Class A Shares	Class I Shares	Class C Shares	Class N Shares
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%	0.25%
Other Expenses	[1]	0.82%	0.82%	0.82%	0.82%
Acquired Fund Fees and Expenses		0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		2.42%	2.17%	3.17%	2.42%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(0.27%)	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1],[2]	2.15%	1.90%	2.90%	2.15%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	Hays Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Multi-Asset Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Multi-Asset Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.40%. Subject to approval by the Multi-Asset Fund's Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Multi-Asset Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Multi-Asset Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2017without the Board of Trustees' approval.

Example:
This Example is intended to help you compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Multi-Asset Fund for the time periods indicated, your investment has a 5% return each year, the Multi-Asset Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares:
Expense Example - Hays Tactical Multi-Asset Fund - USD ($)	1 Year	3 Years
Class A Shares	781	1,262
Class I Shares	193	653
Class C Shares	293	952
Class N Shares	218	729

If you hold your shares:
Expense Example, No Redemption - Hays Tactical Multi-Asset Fund - USD ($)	1 Year	3 Years
Class A Shares	781	1,262
Class I Shares	193	653
Class C Shares	293	952
Class N Shares	218	729

Portfolio Turnover:

The Multi-Asset Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Multi-Asset Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Multi-Asset Fund’s performance. The Multi-Asset Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses its proprietary Multi-Asset Strategy for the Multi-Asset Fund, which focuses on allocating the Multi-Asset Fund’s assets, up to approximately 20% each (determined at the time of investment) to investments within five different “sleeves”: U.S. Equities, International Equities, Commodities, Real Estate and Treasuries (which term refers to U.S. Treasury obligations with maturities in excess of 90 days). Within each sleeve, the Adviser uses a number of different processes and risk management tools to help determine the portion of that sleeve that is allocated at any given time between MA Fund Investments (defined below), on one hand, and Cash and Treasury Positions (defined below), on the other hand.

• “MA Fund Investments” include direct investments in equity securities of companies of any size, in any sector and investments in exchange traded products (e.g., exchange traded funds (ETFs) or other investment companies) (ETPs) that invest in equity securities of companies of any size, in any sector.

• “Cash and Treasury Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions and other long term obligations of the U.S. Treasury.

For example, when the Adviser has a strong conviction that U.S. Equities are undervalued, the Adviser may allocate the full U.S. Equities sleeve (i.e., approximately 20% of the Multi-Asset Fund’s assets) to MA Fund Investments in that asset class. Conversely, when the Adviser believes that U.S. Equities are overvalued, the Adviser may elect to dedicate some or all of the U.S. Equities sleeve to Cash and Treasury Positions. For the Treasuries sleeve, the effect of this process is that the Adviser allocates this sleeve between Treasuries (i.e., U.S. Treasury obligations with maturities in excess of 90 days) and Cash (which includes U.S. Treasury obligations with maturities of 90 days or less). Utilizing these processes and risk management tools may lead the Adviser to maintain some individual sleeves at levels above or below the approximated 20% allocation from time to time.

Methods of Analysis. To allocate the Multi-Asset Fund’s assets within the sleeves, the Adviser uses different types of proprietary strategies designed to calculate risk and opportunity in the markets, and to assist in determining the companies, sectors and markets in which the Multi-Asset Fund will invest.

• Asset Allocation Model. The Adviser uses its Asset Allocation Model to examine market indicators in three major categories: investor psychology, monetary conditions and market valuations. The Adviser has developed a method of scoring and ranking the identified indicators within those three categories according to their historical utility and historical correlation to market performance. Once the indicators have been scored and ranked, the Model assists the Adviser to measure the approximate level of risk in the market by comparing the current scores and rankings to the historical scores and rankings of these indicators across different market conditions.

• Market Trend Analyzer. The Adviser uses its Market Trend Analyzer to identify risk and increase the allocation to Cash and Treasury Positions when market price trends have turned negative.

• Bond Momentum Gauge. The Adviser uses a momentum formula applied to U.S. Treasury Bond yield data to analyze momentum and trends in U.S. treasuries in an effort to identify favorable market conditions for buying and selling treasury bonds.

Application of Analysis Methods to Sleeves. The Adviser primarily uses the Asset Allocation Model and Market Trend Analyzer to determine allocations between MA Fund Investments and Cash and Treasury Positions within the U.S. Equities and the International Equities sleeves. The Adviser primarily uses the Market Trend Analyzer to determine allocations between MA Fund Investments and Cash and Treasury Positions within the Real Estate and Commodities sleeves. The Adviser primarily uses the Bond Momentum Gauge to determine allocations between MA Fund Investments and Cash and Treasury Positions (i.e., between long-term and short-term maturity Treasuries).

In general, the Multi-Asset Fund will increase its exposure to MA Fund Investments within a particular sleeve when the Adviser’s Asset Allocation Model, Market Trend Analyzer and/or Bond Momentum Gauge indicates that the applicable asset class market is at low risk of losing value or presents opportunities for growth and appreciation. The Multi-Asset Fund will generally sell or reduce investment exposure to MA Fund Investments in a particular sleeve in favor of Cash and Treasury Positions when the Adviser’s Asset Allocation Model, Market Trend Analyzer and/or Bond Momentum Gauge indicate that the applicable asset class market has become or is becoming risky.

Selection of MA Fund Investments. After the Adviser determines the relative allocation between MA Fund Investments and Cash and Treasury Positions within a particular sleeve, the Adviser then applies a separate process to select the particular securities that become MA Fund Investments. For the U.S. Equities sleeve, the Adviser employs a concentrated, sector rotation, momentum-oriented strategy that seeks out the top three performing sector ETFs based upon relative strength and the top ranked style-specific ETF. For the International Equities sleeve, the Adviser employs a country rotation, momentum-oriented strategy that generally seeks out the top performing country ETFs based upon relative strength, while also screening for valuation and taking liquidity analytics into account. For the Real Estate sleeve, the Adviser will select one or more broad-based REIT index ETFs. Similarly, for the Commodities sleeve, the Adviser will select one or more broad-based index ETPs composed of futures contracts of the most-heavily traded and significant commodities. For the Treasuries sleeve, the Adviser will select one or more Treasury ETFs along the maturity spectrum depending upon the outputs of the Bond Momentum Gauge.

PRINCIPAL RISKS

An investment in the Multi-Asset Fund is subject to investment risks; therefore you may lose money by investing in the Multi-Asset Fund. There can be no assurance that the Multi-Asset Fund will be successful in meeting its investment objective. The Multi-Asset Fund is best suited for long-term investors. Generally, the Multi-Asset Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Multi-Asset Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Multi-Asset Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Multi-Asset Fund changes daily based on the performance of the securities in which it invests. The ability of the Multi-Asset Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Multi-Asset Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Multi-Asset Fund’s share price may be adversely affected.

ETF, ETP and Other Investment Company Risk: The Multi-Asset Fund expects to invest primarily in ETFs, ETPs or other investment companies. Through its positions in ETFs, ETPs and other investment companies, the Multi-Asset Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF, ETP or other investment company could decrease (or increase). Certain of the ETFs, ETPs or other investment companies in which the Multi-Asset Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs, ETPs and other investment companies are also subject to the following additional risks:

•Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Multi-Asset Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Multi-Asset Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Multi-Asset Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Multi-Asset Fund; and (ii) the ETF and the Multi-Asset Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Multi-Asset Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•Expenses. Since the Multi-Asset Fund is a “fund of funds,” your cost of investing in the Multi-Asset Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Multi-Asset Fund invests in addition to the Multi-Asset Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

•Commodity ETPs. Commodity ETPs offer shares that are publicly listed and traded on a national securities exchange that may trade at a discount or premium to the value of the holdings of the trusts. Commodity ETPs may be regulated as commodity pools. Commodity ETPs may be registered under the Securities Act of 1933 but are not registered under the 1940 Act, so shareholders do not have the protections of the 1940 Act. In the event of a commodity ETP default, it is possible that the Multi-Asset Fund could lose its entire investment.

•Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Multi-Asset Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Multi-Asset Fund’s NAV is reduced for undervalued ETFs it holds, and that the Multi-Asset Fund receives less than NAV when selling an ETF).

•Tracking Risk. Index-based MA Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the MA Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede an MA Fund Investment’s ability to track its applicable indices or match its performance.

•Sampling Risk. Index-based MA Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based MA Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the MA Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an MA Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an MA Fund Investment could result in a greater decline in NAV than would be the case if the MA Fund Investment held all of the securities in the underlying index.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or MA Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Multi-Asset Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Risks Related to Real Estate Securities: The Multi-Asset Fund will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein, including real estate investment trusts (“REITs”) or MA Fund Investments focusing on REITs. REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

Commodity Risk: Investing in commodities through commodity-linked ETPs and mutual funds may subject the Multi-Asset Fund to potentially greater volatility than investments in traditional securities. The value of commodity-linked ETPs and mutual funds will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Derivative Risk: The Multi-Asset Fund expects to invest in commodity-linked ETPs that may use derivatives to meet their investment objects. Commonly used derivatives are options, futures contracts, and swaps. Options, futures contracts and swaps are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Multi-Asset Fund through the derivative investments of ETPs in which the Multi-Asset Fund invests may exceed the Multi-Asset Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If an ETP in which the Multi-Asset Fund invests uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Multi-Asset Fund’s return. The Multi-Asset Fund could also experience losses if an ETP is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in ETPs in which the Multi-Asset Fund invests, which magnifies the ETP’s, and therefore the Multi-Asset Fund’s, exposure to the underlying instrument.

Options. If an ETP in which the Multi-Asset Fund invests sells a put option whose exercise is settled in cash, the ETP cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the ETP will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If an ETP in which the Multi-Asset Fund invests sells a call option whose exercise is settled in cash, the ETP cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the ETP will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. An investor in a futures contract (in this case an ETP in which the Multi-Asset Fund is invested) will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. An investor in futures contracts will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by an investor will usually be liquidated in this manner, the investor may instead make or take delivery of underlying securities whenever it appears economically advantageous for the investor to do so.

Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Small and Medium Capitalization Companies Risk: The Multi-Asset Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization) or MA Fund Investments focusing on such companies. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Multi-Asset Fund invests more heavily in a particular sector or focuses its MA Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Multi-Asset Fund may invest in more heavily will vary.

Tax Risk. If the Multi-Asset Fund fails to meet certain income source requirements applicable to regulated investment companies under the Internal Revenue Code, subject to the opportunity to cure such failures under applicable provisions of the Internal Revenue Code, the Multi-Asset Fund may cease to qualify as a regulated investment company. As a result, the Multi-Asset Fund could become subject to federal income tax on all of its income, which could have a material adverse effect on the Fund’s Multi-Asset financial performance.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Multi-Asset Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Multi-Asset Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Multi-Asset Fund expenses. High rates of portfolio turnover may lower the performance of the Multi-Asset Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Multi-Asset Fund realizes capital gains when MA Fund Investments are sold, the Multi-Asset Fund must generally distribute those gains to shareholders, increasing the Multi-Asset Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

New Fund Risk: The Multi-Asset Fund was formed in 2015, and investors in the Multi-Asset Fund bear the risk that the Multi-Asset Fund may not be successful in implementing its investment strategy.

New Portfolio Manager Risk: Although the Adviser’s Executive Vice President, Mr. Keith Hays, and the Adviser’s Director of Research, Mark Dodson, have managed and continue to manage separately-managed accounts, they do not have previous experience managing a registered investment company prior to serving as the investment adviser of the Funds, which may limit the their effectiveness.

PERFORMANCE INFORMATION

The Multi-Asset Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Multi-Asset Fund will be provided once it has annual returns for a full calendar year. Please remember that the Multi-Asset Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.